SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—97.4%			Electric Utilities (Continued)
Energy—25.5%			Terna Rete Elettrica
Oil, Gas & Consumable Fuels—25.5%			Nazionale SpA	473,121	$2,879,443
Cheniere Energy,					20,285,724
Inc.[1]	107,700$	7,016,655	Gas Utilities—6.5%
Enbridge, Inc.[2]	135,263	4,517,649	APA Group	120,456	906,583
Enbridge, Inc.[2]	32,662	1,090,584	Atmos Energy Corp.	13,100	1,428,424
Energy Transfer LP3	87,100	1,252,498	Infraestructura
Enterprise Products			Energetica Nova
Partners LP3	67,700	2,038,447	SAB de CV	704,200	2,719,605
Kinder Morgan, Inc.	98,000	2,020,760	Southwest Gas
Koninklijke Vopak			Holdings, Inc.	36,593	3,253,484
NV	34,662	1,705,858			8,308,096
Pembina Pipeline
Corp.	20,092	729,054	Independent Power and Renewable Electricity
Snam SpA	321,531	1,577,754	Producers—1.6%
TC Energy Corp.	108,060	5,290,830	China Longyuan
Williams Cos. , Inc.			Power Group Corp.
(The)	211,200	5,203,968	Ltd. , Cl. H	1,522,000	933,573
		32,444,057	Huadian Fuxin
			Energy Corp. Ltd. ,
Industrials—29.5%			Cl. H	6,132,000	1,137,165
Construction & Engineering—1.1%					2,070,738
Vinci SA	13,397	1,373,016
			Multi-Utilities—11.2%
Road & Rail—1.8%			Dominion Energy,
East Japan Railway			Inc.	29,300	2,176,697
Co.	25,800	2,365,263	National Grid plc	506,636	5,207,239
Transportation Infrastructure—26.6%			Sempra Energy	50,200	6,798,586
Aeroports de Paris	11,645	2,007,693			14,182,522
ALEATICA SAB			Water Utilities—7.2%
de CV	2,609,767	2,245,649	Compania de
Atlantia SpA	258,738	6,650,306	Saneamento do
Atlas Arteria Ltd.	448,544	2,503,897	Parana	124,420	2,790,717
Enav SpA[4]	740,009	4,079,450	Severn Trent plc	157,269	3,854,232
Flughafen Zurich AG	17,682	3,227,165	United Utilities
Sydney Airport	933,802	5,325,096	Group plc	261,655	2,505,058
Transurban Group	733,427	7,778,700			9,150,007
		33,817,956	Total Common Stocks
Utilities—42.4%			(Cost $113,547,743)		123,997,379
Electric Utilities—15.9%
American Electric
Power Co. , Inc.	7,700	676,137
CLP Holdings Ltd.	239,000	2,590,414
Enel SpA	270,110	1,851,107
Eversource Energy	50,400	3,823,344
Iberdrola SA2	383,810	3,636,523
Iberdrola SA1,2	8,925	84,563
NextEra Energy, Inc.	22,900	4,744,193

1 INVESCO OPPENHEIMER MACQUARIE GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares		Value
Investment Company—2.0%
Invesco
Oppenheimer
Institutional
Government Money
Market Fund,
2.29%[5] (Cost
$2,529,071)	2,529,071		$2,529,071

Total
Investments,
at Value (Cost
$116,076,814)	99.4%		126,526,450
Net Other Assets
(Liabilities)	0.6		795,565
Net Assets	100.0	% $	127,322,015

Footnotes to Schedule of Investments
1. Non-income producing security.
2. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
3. Security is a Master Limited Partnership.
4. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the
1933 Act, typically to qualified institutional buyers.The aggregate value of these securities at July 31, 2019 was
$4,079,450, which represented 3.20% of the Fund’s Net Assets.
5. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of July 31, 2019.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$42,962,264	34.0%
Italy	17,038,060	13.5
Australia	16,514,276	13.1
Canada	11,628,117	9.2
United Kingdom	11,566,529	9.1
Mexico	4,965,255	3.9
Spain	3,721,085	2.9
France	3,380,709	2.7
Switzerland	3,227,165	2.6
Brazil	2,790,717	2.2
Hong Kong	2,590,414	2.0
Japan	2,365,263	1.9
China	2,070,738	1.6
Netherlands	1,705,858	1.3
Total	$126,526,450	100.0%

2 INVESCO OPPENHEIMER MACQUARIE GLOBAL INFRASTRUCTURE FUND

NOTES TO SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

Note 1 – Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant Unobservable
	Quoted Prices Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Energy	$29,160,445$	3,283,612$	— $	32,444,057
Industrials	—	37,556,235	—	37,556,235
Utilities	25,620,470	28,376,617	—	53,997,087
Investment Company	2,529,071	—	—	2,529,071
Total Assets	$57,309,986$	69,216,464$	— $	126,526,450

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3 INVESCO OPPENHEIMER MACQUARIE GLOBAL INFRASTRUCTURE FUND